Shareholder Report, Line Graph (Details) 198132_2x Bitcoin Strategy ETF -Consolidated-_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Jun. 26, 2023	Feb. 28, 2026
2x Bitcoin Strategy ETF (Consolidated)
Account Value [Line Items]
Line Graph and Table Measure Name				2x Bitcoin Strategy ETF (Consolidated) NAV
Accumulated Value	$ 30,360	$ 29,266	$ 10,000	$ 12,647
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	$ 14,088	$ 11,898	$ 10,000	$ 16,482